CECL - Financial instruments measured at amortized cost and credit losses (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments measured at amortized costs
Overview of financial instruments measured at amortized cost – by balance sheet position
	2022				2021
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	68,280		0	68,280	164,510		0	164,510
Interest-bearing deposits with banks	441	[2]	0	441	1,323	[4]	0	1,323
Securities purchased under resale agreements and securities borrowing transactions	18,005	[2]	0	18,005	35,283	[4]	0	35,283
Debt securities held-to-maturity	921	[2]	0	921	0		0	0
Loans	258,170	[2,3]	(1,363)	256,807	282,740	[4,5]	(1,297)	281,443
Brokerage receivables	17,899		(4,081)	13,818	20,873	[4]	(4,186)	16,687
Other assets	23,487		(40)	23,447	14,175		(30)	14,145
Total	387,203		(5,484)	381,719	518,904		(5,513)	513,391
1 Net of unearned income/deferred expenses, as applicable.
2
Excluded accrued interest in the total amount of CHF 549 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million related to interest-bearing deposits with banks, CHF 4 million to securities purchased under resale agreements and securities borrowing transactions, CHF 10 million to debt securities held-to-maturity and CHF 534 million to loans. These accrued interest balances are reported in other assets.

3 Included interest of CHF 103 million on non-accrual loans which were reported as part of the loans' amortized cost balance.
4
Excluded accrued interest in the total amount of CHF 301 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million related to interest-bearing deposits with banks, CHF 1 million to securities purchased under resale agreements and securities borrowing transactions, CHF 295 million to loans and CHF 4 million to brokerage receivables. These accrued interest balances are reported in other assets.

5 Included interest of CHF 86 million on non-accrual loans which were reported as part of the loans' amortized cost balance.

Allowance for credit losses - loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	2022			2021			2020
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	357	940	1,297	318	1,218	1,536	241	808	1,049	[1]
Current-period provision for expected credit losses	55	184	239	78	(53)	25	191	709	900
of which methodology changes	0	0	0	0	(1)	(1)	0	(19)	(19)
of which provisions for interest [2]	22	29	51	25	23	48	22	15	37
Gross write-offs	(65)	(116)	(181)	(55)	(242)	(297)	(87)	(238)	(325)
Recoveries	12	3	15	9	5	14	8	5	13
Net write-offs	(53)	(113)	(166)	(46)	(237)	(283)	(79)	(233)	(312)
Foreign currency translation impact and other adjustments, net	0	(7)	(7)	7	12	19	(35)	(66)	(101)
Balance at end of period	359	1,004	1,363	357	940	1,297	318	1,218	1,536
of which individually evaluated	273	572	845	273	512	785	230	636	866
of which collectively evaluated	86	432	518	84	428	512	88	582	670
1
Included a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million was reflected in consumer loans and CHF 48 million in corporate & institutional loans.

2 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.

Purchases, reclassifications and sales - loans held at amortized cost
Purchases, reclassifications and sales – loans held at amortized cost
	2022			2021			2020
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	17	4,603	4,620	22	4,361	4,383	45	2,756	2,801
Reclassifications from loans held-for-sale [2]	0	95	95	0	133	133	0	6	6
Reclassifications to loans held-for-sale [3]	0	9,516	9,516	0	4,780	4,780	18	2,007	2,025
Sales [3]	0	2,485	2,485	0	4,442	4,442	18	1,626	1,644
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Reflects loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held at amortized cost.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

CECL Macro economic factors
Selected macroeconomic factors
December 31, 2022	Forecast 2023	Forecast 2024
US real GDP growth rate (%)
Downside	(1.7)	0.5
Baseline	0.9	1.5
Upside	1.2	2.0
World industrial production (%)
Downside	(6.8)	0.4
Baseline	1.2	1.9
Upside	3.9	3.9
China real GDP growth rate (%)
Downside	(0.9)	2.1
Baseline	4.5	4.9
Upside	6.2	5.8
EU nominal GDP growth rate (%)
Downside	3.4	2.3
Baseline	5.2	4.1
Upside	5.5	3.8
Swiss nominal GDP growth rate (%)
Downside	0.0	1.0
Baseline	2.7	2.0
Upside	3.2	2.1
Forecasts represent the four-quarter average estimate of the respective macroeconomic factor as determined at the end of each reporting period.
Selected macroeconomic factors (continued)
December 31, 2021	Forecast 2022	Forecast 2023
Swiss real GDP growth rate (%)
Downside	(0.4)	0.3
Baseline	2.5	1.9
Upside	4.3	2.8
Eurozone real GDP growth rate (%)
Downside	(0.7)	1.4
Baseline	3.8	2.3
Upside	4.2	2.7
US real GDP growth rate (%)
Downside	0.1	1.4
Baseline	3.8	1.9
Upside	4.5	2.4
UK real GDP growth rate (%)
Downside	(0.9)	1.0
Baseline	5.0	3.3
Upside	7.8	3.9
World industrial production (%)
Downside	0.0	2.0
Baseline	3.0	3.0
Upside	4.4	3.7
Forecasts represent the four-quarter average estimate of the respective macroeconomic factor as determined at the end of each reporting period.

Allowance for Credit Losses on Other Financing Instruments [Table Text Block]
Allowance for credit losses – other financial assets held at amortized cost
	2022	2021	2020
Allowance for credit losses (CHF million)
Balance at beginning of period	4,216	55	45
Current-period provision for expected credit losses	(132)	4,291	24
Gross write-offs	(8)	(9)	(12)
Recoveries	0	0	2
Net write-offs	(8)	(9)	(10)
Foreign currency translation impact and other adjustments, net	45	(121)	(4)
Balance at end of period	4,121	4,216	55
of which individually evaluated	4,099	4,202	17
of which collectively evaluated	22	14	38

Loans held at amortized cost by internal counterparty rating
Consumer loans held at amortized cost by internal counterparty rating
	2022				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Mortgages
2022 / 2021	12,501	1,540	8	14,049	24,257	2,134	40	26,431
2021 / 2020	21,627	1,396	45	23,068	14,743	1,402	13	16,158
2020 / 2019	12,869	1,111	19	13,999	11,308	1,639	48	12,995
2019 / 2018	10,029	1,271	67	11,367	7,287	812	88	8,187
2018 / 2017	6,609	650	36	7,295	5,318	698	74	6,090
Prior years	34,525	1,931	210	36,666	36,790	2,359	317	39,466
Total term loans	98,160	7,899	385	106,444	99,703	9,044	580	109,327
Revolving loans	229	807	4	1,040	276	930	0	1,206
Total	98,389	8,706	389	107,484	99,979	9,974	580	110,533
Loans collateralized by securities
2022 / 2021	562	552	0	1,114	2,627	685	0	3,312
2021 / 2020	1,496	381	0	1,877	649	848	0	1,497
2020 / 2019	307	721	0	1,028	61	167	0	228
2019 / 2018	35	143	0	178	32	26	106	164
2018 / 2017	16	25	0	41	55	19	0	74
Prior years	803	188	0	991	804	681	0	1,485
Total term loans	3,219	2,010	0	5,229	4,228	2,426	106	6,760
Revolving loans [1]	30,023	2,124	263	32,410	41,275	3,063	155	44,493
Total	33,242	4,134	263	37,639	45,503	5,489	261	51,253
Consumer finance
2022 / 2021	2,135	1,005	8	3,148	1,688	823	5	2,516
2021 / 2020	650	334	15	999	538	288	15	841
2020 / 2019	307	200	15	522	285	234	19	538
2019 / 2018	120	183	18	321	98	169	18	285
2018 / 2017	26	87	15	128	21	75	13	109
Prior years	14	80	44	138	13	76	43	132
Total term loans	3,252	1,889	115	5,256	2,643	1,665	113	4,421
Revolving loans	318	42	69	429	348	21	90	459
Total	3,570	1,931	184	5,685	2,991	1,686	203	4,880
Consumer – total
2022 / 2021	15,198	3,097	16	18,311	28,572	3,642	45	32,259
2021 / 2020	23,773	2,111	60	25,944	15,930	2,538	28	18,496
2020 / 2019	13,483	2,032	34	15,549	11,654	2,040	67	13,761
2019 / 2018	10,184	1,597	85	11,866	7,417	1,007	212	8,636
2018 / 2017	6,651	762	51	7,464	5,394	792	87	6,273
Prior years	35,342	2,199	254	37,795	37,607	3,116	360	41,083
Total term loans	104,631	11,798	500	116,929	106,574	13,135	799	120,508
Revolving loans	30,570	2,973	336	33,879	41,899	4,014	245	46,158
Total	135,201	14,771	836	150,808	148,473	17,149	1,044	166,666
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	2022				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Real estate
2022 / 2021	3,601	2,499	5	6,105	9,568	4,682	2	14,252
2021 / 2020	7,001	2,441	0	9,442	3,709	1,355	5	5,069
2020 / 2019	3,071	855	4	3,930	1,849	706	2	2,557
2019 / 2018	959	297	56	1,312	925	340	1	1,266
2018 / 2017	698	219	1	918	475	101	0	576
Prior years	2,109	217	24	2,350	2,469	376	30	2,875
Total term loans	17,439	6,528	90	24,057	18,995	7,560	40	26,595
Revolving loans	694	281	125	1,100	778	297	135	1,210
Total	18,133	6,809	215	25,157	19,773	7,857	175	27,805
Commercial and industrial loans
2022 / 2021	7,858	11,181	263	19,302	8,284	11,985	136	20,405
2021 / 2020	3,576	4,204	212	7,992	3,242	4,468	62	7,772
2020 / 2019	1,810	2,251	178	4,239	2,110	3,903	105	6,118
2019 / 2018	1,566	2,359	130	4,055	1,003	2,256	177	3,436
2018 / 2017	742	1,343	161	2,246	697	937	60	1,694
Prior years	1,619	2,355	214	4,188	2,013	2,848	90	4,951
Total term loans	17,171	23,693	1,158	42,022	17,349	26,397	630	44,376
Revolving loans	10,277	6,799	278	17,354	13,941	7,458	372	21,771
Total	27,448	30,492	1,436	59,376	31,290	33,855	1,002	66,147
Financial institutions
2022 / 2021	4,482	1,026	90	5,598	6,360	2,012	51	8,423
2021 / 2020	2,850	856	0	3,706	2,081	201	30	2,312
2020 / 2019	1,034	67	0	1,101	660	127	1	788
2019 / 2018	602	7	0	609	522	151	1	674
2018 / 2017	521	2	1	524	87	19	0	106
Prior years	(940)	71	1	(868)	499	85	1	585
Total term loans	8,549	2,029	92	10,670	10,209	2,595	84	12,888
Revolving loans	10,111	822	110	11,043	7,542	485	1	8,028
Total	18,660	2,851	202	21,713	17,751	3,080	85	20,916
Governments and public institutions
2022 / 2021	147	22	0	169	521	26	0	547
2021 / 2020	458	35	0	493	157	114	0	271
2020 / 2019	126	40	0	166	94	19	19	132
2019 / 2018	97	1	10	108	46	11	0	57
2018 / 2017	55	0	0	55	28	0	0	28
Prior years	171	15	1	187	199	21	0	220
Total term loans	1,054	113	11	1,178	1,045	191	19	1,255
Revolving loans	9	0	0	9	32	0	0	32
Total	1,063	113	11	1,187	1,077	191	19	1,287
Corporate & institutional – total
2022 / 2021	16,088	14,728	358	31,174	24,733	18,705	189	43,627
2021 / 2020	13,885	7,536	212	21,633	9,189	6,138	97	15,424
2020 / 2019	6,041	3,213	182	9,436	4,713	4,755	127	9,595
2019 / 2018	3,224	2,664	196	6,084	2,496	2,758	179	5,433
2018 / 2017	2,016	1,564	163	3,743	1,287	1,057	60	2,404
Prior years	2,959	2,658	240	5,857	5,180	3,330	121	8,631
Total term loans	44,213	32,363	1,351	77,927	47,598	36,743	773	85,114
Revolving loans	21,091	7,902	513	29,506	22,293	8,240	508	31,041
Total	65,304	40,265	1,864	107,433	69,891	44,983	1,281	116,155
Total loans held at amortized cost by internal counterparty rating
	2022					2021
	Investment grade	Non-investment grade				Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2022 / 2021	31,286	17,825	374	49,485		53,305	22,347	234	75,886
2021 / 2020	37,658	9,647	272	47,577		25,119	8,676	125	33,920
2020 / 2019	19,524	5,245	216	24,985		16,367	6,795	194	23,356
2019 / 2018	13,408	4,261	281	17,950		9,913	3,765	391	14,069
2018 / 2017	8,667	2,326	214	11,207		6,681	1,849	147	8,677
Prior years	38,301	4,857	494	43,652		42,787	6,446	481	49,714
Total term loans	148,844	44,161	1,851	194,856		154,172	49,878	1,572	205,622
Revolving loans	51,661	10,875	849	63,385		64,192	12,254	753	77,199
Total	200,505	55,036	2,700	258,241	[1]	218,364	62,132	2,325	282,821	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 534 million and CHF 295 million as of December 31, 2022 and 2021, respectively.

Other Financial Assets Credit Quality Indicators [Table Text Block]
Other financial assets held at amortized cost by internal counterparty rating
	2022				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2022 / 2021	0	0	0	0	0	5	0	5
2021 / 2020	0	7	0	7	0	0	0	0
2020 / 2019	0	0	0	0	0	0	0	0
2019 / 2018	0	0	0	0	0	63	0	63
2018 / 2017	0	47	0	47	0	2	0	2
Prior years	0	0	0	0	0	2	0	2
Total term positions	0	54	0	54	0	72	0	72
Revolving positions	0	1,711	0	1,711	0	970	0	970
Total	0	1,765	0	1,765	0	1,042	0	1,042
Includes primarily mortgage servicing advances and failed purchases.

Past Due Financing Receivables [Table Text Block]
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2022 (CHF million)
Mortgages	107,033	66	43	8	334	451	107,484
Loans collateralized by securities	37,308	43	4	3	281	331	37,639
Consumer finance	5,147	248	82	63	145	538	5,685
Consumer	149,488	357	129	74	760	1,320	150,808
Real estate	24,946	35	49	0	127	211	25,157
Commercial and industrial loans	58,267	320	42	24	723	1,109	59,376
Financial institutions	21,482	72	0	0	159	231	21,713
Governments and public institutions	1,171	5	0	0	11	16	1,187
Corporate & institutional	105,866	432	91	24	1,020	1,567	107,433
Total loans held at amortized cost	255,354	789	220	98	1,780	2,887	258,241	[1]
2021 (CHF million)
Mortgages	109,877	123	73	61	399	656	110,533
Loans collateralized by securities	51,069	42	0	0	142	184	51,253
Consumer finance	4,449	144	70	60	157	431	4,880
Consumer	165,395	309	143	121	698	1,271	166,666
Real estate	27,628	6	4	0	167	177	27,805
Commercial and industrial loans	65,327	166	13	12	629	820	66,147
Financial institutions	20,807	60	7	1	41	109	20,916
Governments and public institutions	1,252	16	0	0	19	35	1,287
Corporate & institutional	115,014	248	24	13	856	1,141	116,155
Total loans held at amortized cost	280,409	557	167	134	1,554	2,412	282,821	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 534 million and CHF 295 million as of December 31, 2022 and 2021, respectively.

Past due loans, held at amortized cost [Table Text Block]
Non-accrual loans held at amortized cost
	2022				2021
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	572	383	4	64	418	572	2	111
Loans collateralized by securities	262	283	4	2	105	262	8	2
Consumer finance	205	188	3	8	201	205	3	1
Consumer	1,039	854	11	74	724	1,039	13	114
Real estate	167	127	1	1	324	167	6	0
Commercial and industrial loans	698	812	9	30	925	698	11	96
Financial institutions	41	159	7	0	68	41	0	0
Governments and public institutions	19	11	1	0	0	19	0	0
Corporate & institutional	925	1,109	18	31	1,317	925	17	96
Total loans held at amortized cost	1,964	1,963	29	105	2,041	1,964	30	210

Restructured financing receivables held at amortized cost
Restructured financing receivables held at amortized cost
	2022			2021			2020
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Loans collateralized by securities	0	0	0	1	33	25	3	165	165
Real estate	1	102	82	1	2	2	0	0	0
Commercial and industrial loans	15	204	182	18	402	394	17	127	95
Financial institutions	0	0	0	1	44	44	0	0	0
Total loans	16	306	264	21	481	465	20	292	260

Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2022		2021		2020
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Loans collateralized by securities	0	0	3	156	0	0
Commercial and industrial loans	0	0	1	14	4	13
Total loans	0	0	4	170	4	13

Bank
Financial instruments measured at amortized costs
Overview of financial instruments measured at amortized cost – by balance sheet position
	2022				2021
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	67,548		0	67,548	163,718		0	163,718
Interest-bearing deposits with banks	373	[2]	0	373	1,256	[4]	0	1,256
Securities purchased under resale agreements and securities borrowing transactions	18,005	[2]	0	18,005	35,283	[4]	0	35,283
Debt securities held-to-maturity	921	[2]	0	921	0		0	0
Loans	262,108	[2,3]	(1,362)	260,746	291,411	[4,5]	(1,296)	290,115
Brokerage receivables	17,899		(4,081)	13,818	20,875	[4]	(4,186)	16,689
Other assets	23,521		(37)	23,484	14,226		(28)	14,198
Total	390,375		(5,480)	384,895	526,769		(5,510)	521,259
1 Net of unearned income/deferred expenses, as applicable.
2
Excluded accrued interest in the total amount of CHF 549 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 4 million to securities purchased under resale agreements and securities borrowing transactions, CHF 10 million to debt securities held-to-maturity and CHF 534 million to loans. These accrued interest balances are reported in other assets.

3 Included interest of CHF 102 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
4
Excluded accrued interest in the total amount of CHF 301 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 1 million to securities purchased under resale agreements and securities borrowing transactions, CHF 295 million to loans and CHF 4 million to brokerage receivables. These accrued interest balances are reported in other assets.

5 Included interest of CHF 85 million on non-accrual loans which are reported as part of the loans' amortized cost balance.

Allowance for credit losses - loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	2022			2021			2020
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Balance at beginning of period	357	939	1,296	318	1,217	1,535	241	807	1,048	[1]
Current-period provision for expected credit losses	57	184	241	78	(53)	25	191	709	900
of which methodology changes	0	0	0	0	(1)	(1)	0	(19)	(19)
of which provisions for interest [2]	22	29	51	25	23	48	22	15	37
Gross write-offs	(65)	(116)	(181)	(55)	(242)	(297)	(87)	(238)	(325)
Recoveries	12	3	15	9	5	14	8	5	13
Net write-offs	(53)	(113)	(166)	(46)	(237)	(283)	(79)	(233)	(312)
Foreign currency translation impact and other adjustments, net	(2)	(7)	(9)	7	12	19	(35)	(66)	(101)
Balance at end of period	359	1,003	1,362	357	939	1,296	318	1,217	1,535
of which individually evaluated	273	572	845	273	512	785	230	635	865
of which collectively evaluated	86	431	517	84	427	511	88	582	670
1
Included a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million reflected in consumer loans and CHF 48 million in corporate & institutional loans.

2 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.

Debt Securities, Held-to-maturity, Allowance for Credit Loss [Table Text Block]
Purchases, reclassifications and sales – loans held at amortized cost
	2022			2021			2020
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	17	4,603	4,620	22	4,361	4,383	45	2,756	2,801
Reclassifications from loans held-for-sale [2]	0	95	95	0	133	133	0	6	6
Reclassifications to loans held-for-sale [3]	0	9,516	9,516	0	4,780	4,780	18	2,007	2,025
Sales [3]	0	2,485	2,485	0	4,442	4,442	18	1,626	1,644
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Reflects loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held at amortized cost.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Allowance for Credit Losses on Other Financing Instruments [Table Text Block]
Allowance for credit losses – other financial assets held at amortized cost
	2022	2021	2020
CHF million
Balance at beginning of period	4,214	48	43
Current-period provision for expected credit losses	(135)	4,295	19
Gross write-offs	(7)	(8)	(12)
Recoveries	0	0	2
Net write-offs	(7)	(8)	(10)
Foreign currency translation impact and other adjustments, net	46	(121)	(4)
Balance at end of period	4,118	4,214	48
of which individually evaluated	4,096	4,200	15
of which collectively evaluated	22	14	33

Loans held at amortized cost by internal counterparty rating
Consumer loans held at amortized cost by internal counterparty rating
	2022				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Mortgages
2022 / 2021	12,501	1,540	8	14,049	24,257	2,134	40	26,431
2021 / 2020	21,627	1,396	45	23,068	14,743	1,402	13	16,158
2020 / 2019	12,869	1,111	19	13,999	11,308	1,639	48	12,995
2019 / 2018	10,029	1,271	67	11,367	7,287	812	88	8,187
2018 / 2017	6,609	650	36	7,295	5,318	698	74	6,090
Prior years	34,525	1,931	210	36,666	36,790	2,359	317	39,466
Total term loans	98,160	7,899	385	106,444	99,703	9,044	580	109,327
Revolving loans	229	807	4	1,040	276	930	0	1,206
Total	98,389	8,706	389	107,484	99,979	9,974	580	110,533
Loans collateralized by securities
2022 / 2021	562	552	0	1,114	2,627	685	0	3,312
2021 / 2020	1,496	381	0	1,877	649	848	0	1,497
2020 / 2019	307	721	0	1,028	61	167	0	228
2019 / 2018	35	143	0	178	32	26	106	164
2018 / 2017	16	25	0	41	55	19	0	74
Prior years	803	188	0	991	804	681	0	1,485
Total term loans	3,219	2,010	0	5,229	4,228	2,426	106	6,760
Revolving loans [1]	30,023	2,124	263	32,410	41,275	3,063	155	44,493
Total	33,242	4,134	263	37,639	45,503	5,489	261	51,253
Consumer finance
2022 / 2021	2,135	1,005	8	3,148	1,688	823	5	2,516
2021 / 2020	650	334	15	999	538	288	15	841
2020 / 2019	307	200	15	522	285	234	19	538
2019 / 2018	120	183	18	321	98	169	18	285
2018 / 2017	26	87	15	128	21	75	13	109
Prior years	14	80	44	138	13	76	43	132
Total term loans	3,252	1,889	115	5,256	2,643	1,665	113	4,421
Revolving loans	318	42	69	429	348	21	90	459
Total	3,570	1,931	184	5,685	2,991	1,686	203	4,880
Consumer – total
2022 / 2021	15,198	3,097	16	18,311	28,572	3,642	45	32,259
2021 / 2020	23,773	2,111	60	25,944	15,930	2,538	28	18,496
2020 / 2019	13,483	2,032	34	15,549	11,654	2,040	67	13,761
2019 / 2018	10,184	1,597	85	11,866	7,417	1,007	212	8,636
2018 / 2017	6,651	762	51	7,464	5,394	792	87	6,273
Prior years	35,342	2,199	254	37,795	37,607	3,116	360	41,083
Total term loans	104,631	11,798	500	116,929	106,574	13,135	799	120,508
Revolving loans	30,570	2,973	336	33,879	41,899	4,014	245	46,158
Total	135,201	14,771	836	150,808	148,473	17,149	1,044	166,666
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	2022				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Real estate
2022 / 2021	3,601	2,499	5	6,105	9,568	4,682	2	14,252
2021 / 2020	7,001	2,441	0	9,442	3,709	1,355	5	5,069
2020 / 2019	3,071	855	4	3,930	1,849	706	2	2,557
2019 / 2018	959	297	56	1,312	925	340	1	1,266
2018 / 2017	698	219	1	918	475	101	0	576
Prior years	2,109	217	24	2,350	2,469	376	30	2,875
Total term loans	17,439	6,528	90	24,057	18,995	7,560	40	26,595
Revolving loans	694	281	125	1,100	778	297	135	1,210
Total	18,133	6,809	215	25,157	19,773	7,857	175	27,805
Commercial and industrial loans
2022 / 2021	7,858	11,181	263	19,302	8,284	11,985	136	20,405
2021 / 2020	3,576	4,204	212	7,992	3,242	4,468	62	7,772
2020 / 2019	1,810	2,251	178	4,239	2,110	3,903	105	6,118
2019 / 2018	1,566	2,359	130	4,055	1,003	2,256	177	3,436
2018 / 2017	742	1,343	161	2,246	697	937	60	1,694
Prior years	1,619	2,355	204	4,178	2,013	2,848	78	4,939
Total term loans	17,171	23,693	1,148	42,012	17,349	26,397	618	44,364
Revolving loans	10,277	6,799	278	17,354	13,941	7,458	372	21,771
Total	27,448	30,492	1,426	59,366	31,290	33,855	990	66,135
Financial institutions
2022 / 2021	4,480	1,026	90	5,596	6,360	2,012	51	8,423
2021 / 2020	2,850	856	0	3,706	2,081	201	30	2,312
2020 / 2019	1,034	67	0	1,101	660	127	1	788
2019 / 2018	602	7	0	609	522	151	1	674
2018 / 2017	521	2	1	524	87	19	0	106
Prior years	(940)	71	1	(868)	499	85	1	585
Total term loans	8,547	2,029	92	10,668	10,209	2,595	84	12,888
Revolving loans	10,111	822	110	11,043	7,542	485	1	8,028
Total	18,658	2,851	202	21,711	17,751	3,080	85	20,916
Governments and public institutions
2022 / 2021	147	22	0	169	521	26	0	547
2021 / 2020	458	35	0	493	157	114	0	271
2020 / 2019	126	40	0	166	94	19	19	132
2019 / 2018	97	1	10	108	46	11	0	57
2018 / 2017	55	0	0	55	28	0	0	28
Prior years	171	15	1	187	199	21	0	220
Total term loans	1,054	113	11	1,178	1,045	191	19	1,255
Revolving loans	9	0	0	9	32	0	0	32
Total	1,063	113	11	1,187	1,077	191	19	1,287
Corporate & institutional – total
2022 / 2021	16,086	14,728	358	31,172	24,733	18,705	189	43,627
2021 / 2020	13,885	7,536	212	21,633	9,189	6,138	97	15,424
2020 / 2019	6,041	3,213	182	9,436	4,713	4,755	127	9,595
2019 / 2018	3,224	2,664	196	6,084	2,496	2,758	179	5,433
2018 / 2017	2,016	1,564	163	3,743	1,287	1,057	60	2,404
Prior years	2,959	2,658	230	5,847	5,180	3,330	109	8,619
Total term loans	44,211	32,363	1,341	77,915	47,598	36,743	761	85,102
Revolving loans	21,091	7,902	513	29,506	22,293	8,240	508	31,041
Total	65,302	40,265	1,854	107,421	69,891	44,983	1,269	116,143
Total loans held at amortized cost by internal counterparty rating
	2022					2021
	Investment grade	Non-investment grade				Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2022 / 2021	31,284	17,825	374	49,483		53,305	22,347	234	75,886
2021 / 2020	37,658	9,647	272	47,577		25,119	8,676	125	33,920
2020 / 2019	19,524	5,245	216	24,985		16,367	6,795	194	23,356
2019 / 2018	13,408	4,261	281	17,950		9,913	3,765	391	14,069
2018 / 2017	8,667	2,326	214	11,207		6,681	1,849	147	8,677
Prior years	38,301	4,857	484	43,642		42,787	6,446	469	49,702
Total term loans	148,842	44,161	1,841	194,844		154,172	49,878	1,560	205,610
Revolving loans	51,661	10,875	849	63,385		64,192	12,254	753	77,199
Total loans to third parties	200,503	55,036	2,690	258,229		218,364	62,132	2,313	282,809
Total loans to entities under common control	3,920	30	0	3,950		8,683	0	0	8,683
Total	204,423	55,066	2,690	262,179	[1]	227,047	62,132	2,313	291,492	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 534 million and CHF 295 million as of December 31, 2022 and 2021, respectively.

Other Financial Assets Credit Quality Indicators [Table Text Block]
Other financial assets held at amortized cost by internal counterparty rating
	2022				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2022 / 2021	0	0	0	0	0	5	0	5
2021 / 2020	0	7	0	7	0	0	0	0
2020 / 2019	0	0	0	0	0	0	0	0
2019 / 2018	0	0	0	0	0	63	0	63
2018 / 2017	0	47	0	47	0	2	0	2
Prior years	0	0	0	0	0	2	0	2
Total term positions	0	54	0	54	0	72	0	72
Revolving positions	0	1,711	0	1,711	0	970	0	970
Total	0	1,765	0	1,765	0	1,042	0	1,042
Includes primarily mortgage servicing advances and failed purchases.

Past Due Financing Receivables [Table Text Block]
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2022 (CHF million)
Mortgages	107,033	66	43	8	334	451	107,484
Loans collateralized by securities	37,308	43	4	3	281	331	37,639
Consumer finance	5,147	248	82	63	145	538	5,685
Consumer	149,488	357	129	74	760	1,320	150,808
Real estate	24,946	35	49	0	127	211	25,157
Commercial and industrial loans	58,267	320	42	24	713	1,099	59,366
Financial institutions	21,480	72	0	0	159	231	21,711
Governments and public institutions	1,171	5	0	0	11	16	1,187
Corporate & institutional	105,864	432	91	24	1,010	1,557	107,421
Total loans to third parties	255,352	789	220	98	1,770	2,877	258,229
Total loans to entities under common control	3,950	0	0	0	0	0	3,950
Total loans held at amortized cost	259,302	789	220	98	1,770	2,877	262,179	[1]
2021 (CHF million)
Mortgages	109,877	123	73	61	399	656	110,533
Loans collateralized by securities	51,069	42	0	0	142	184	51,253
Consumer finance	4,449	144	70	60	157	431	4,880
Consumer	165,395	309	143	121	698	1,271	166,666
Real estate	27,628	6	4	0	167	177	27,805
Commercial and industrial loans	65,327	166	13	12	617	808	66,135
Financial institutions	20,807	60	7	1	41	109	20,916
Governments and public institutions	1,252	16	0	0	19	35	1,287
Corporate & institutional	115,014	248	24	13	844	1,129	116,143
Total loans to third parties	280,409	557	167	134	1,542	2,400	282,809
Total loans to entities under common control	8,683	0	0	0	0	0	8,683
Total loans held at amortized cost	289,092	557	167	134	1,542	2,400	291,492	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 534 million and CHF 295 million as of December 31, 2022 and 2021, respectively.

Past due loans, held at amortized cost [Table Text Block]
Non-accrual loans held at amortized cost
	2022				2021
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	572	383	4	64	418	572	2	111
Loans collateralized by securities	262	283	4	2	105	262	8	2
Consumer finance	205	188	3	8	201	205	3	1
Consumer	1,039	854	11	74	724	1,039	13	114
Real estate	167	127	1	1	324	167	6	0
Commercial and industrial loans	686	801	9	30	913	686	11	96
Financial institutions	41	159	7	0	68	41	0	0
Governments and public institutions	19	11	1	0	0	19	0	0
Corporate & institutional	913	1,098	18	31	1,305	913	17	96
Total loans held at amortized cost	1,952	1,952	29	105	2,029	1,952	30	210

Restructured financing receivables held at amortized cost
Restructured financing receivables held at amortized cost
	2022			2021			2020
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Loans collateralized by securities	0	0	0	1	33	25	3	165	165
Real estate	1	102	82	1	2	2	0	0	0
Commercial and industrial loans	15	204	182	18	402	394	17	127	95
Financial institutions	0	0	0	1	44	44	0	0	0
Total loans	16	306	264	21	481	465	20	292	260

Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2022		2021		2020
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Loans collateralized by securities	0	0	3	156	0	0
Commercial and industrial loans	0	0	1	14	4	13
Total loans	0	0	4	170	4	13